SEGMENT INFORMATION - SEGMENT ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2015 CNY (¥)
Disclosure of segment assets and liabilities [line items]
Total segment assets	¥ 33,994,238	¥ 32,870,258	$ 5,224,819
Total segment assets include:
Investment in associates	174,548	167,604	26,828	¥ 168,711
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,416,226	2,820,836
Total segment liabilities	5,337,157	4,840,203	$ 820,306
Eliminations [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	(162,703)	(199,886)
Total segment assets include:
Total segment liabilities	(116,446)	(146,684)
The Railway Transportation Business [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	33,621,101	32,483,625
Total segment assets include:
Investment in associates	174,548	167,604
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,415,143	2,817,557
Total segment liabilities	4,908,103	4,398,759
All other segments [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	535,840	586,519
Total segment assets include:
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,083	3,279
Total segment liabilities	¥ 545,500	¥ 588,128

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.